Cover	Sep. 17, 2026
Cover [Abstract]
form	8-K
Amendment Flag	false
period	Sep. 17, 2026
File Number	333-286856
name of registrant	Dankon Corporation
Entity Central Index Key	0002065287
Tax Identification No	35-2875157
incorporation state	WY
address	Carrer de Pallars, 193
city	Barcelona
country	ES
zip code	08005
area code	810
phone number	580-3677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false